Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation
NOTE 13. SHARE-BASED COMPENSATION

(a)	Share-Based Compensation Expense
The share-based compensation expense included in the determination of net earnings was:

Three months ended March 31,	2022	2021
Equity settled share-based payments	$457	$440
Cash settled share-based payments	3,592	4,827

Share-based compensation expense	$4,049	$5,267

Deferred share units (“DSUs”), phantom share entitlements (“PSEs”), performance share units (“PSUs”), restricted share units (“RSUs”), and cash performance target plan awards (“CPTs”) are all classified as cash settled share-based payments. Stock options are equity settled share-based payments.
The Company did not grant any CPTs, PSEs, PSUs, RSUs, or options to officers and key employees during the first three months of 2022. The DSU, PSU, and RSU holders had dividends credited to their accounts during the period. The carrying value of the liability relating to cash settled share-based payments at March 31, 2022 included in current liabilities was $6.0 million (December 31, 2021 – $4.3 million) and in other long-term liabilities was $15.3 million (December 31, 2021 - $13.4 million).

(b)	Equity-Settled Share-Based Payments

	March 31, 2022		December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning of period	4,456,444	$11.66	4,057,142	$12.78
Granted	—	—	654,847	7.85
Exercised 1	(2,120)	5.51	—	—
Forfeited	(27,286)	13.51	(24,267)	9.25
Expired	—	—	(231,278)	20.75

Options outstanding, end of period	4,427,038	$11.65	4,456,444	$11.66

Options exercisable, end of period	2,415,824	$13.63	2,445,230	$13.62

1	The weighted average share price of Options at the date of exercise for the three months ended March 31, 2022 was $7.89 (March 31, 2021 – nil).
The following table summarizes options outstanding and exercisable at March 31, 2022:

	Options Outstanding			Options Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$5.51 – $9.77	1,475,830	5.81	$6.54	165,775	5.37	$5.51
$9.78 – $14.75	1,657,799	2.37	12.85	1,174,530	1.55	12.65
$14.76 – $16.12	1,293,409	1.61	15.95	1,075,519	1.30	15.94

Total	4,427,038	3.30	$11.65	2,415,824	1.70	$13.63

(c)	Cash-Settled Share-Based Payments
During the three months ended March 31, 2022, the value of director’s compensation and executive bonuses elected to be received in DSUs totalled $0.6 million (March 31, 2021 – $0.7 million).

	Number of DSUs	Weighted average grant date fair value per unit
DSUs outstanding, January 1, 2022	1,406,170	$10.51
Granted	76,751	8.14
In lieu of dividends	4,269	7.81

DSUs outstanding, March 31, 2022	1,487,190	$10.38

NOTE 24. SHARE-BASED COMPENSATION

(a)	Share-Based Compensation Expense
The share-based compensation expense includ
e
d in the determination of net earnings was:

Years ended December 31,	2021	2020	2019
Equity settled share-based payments	$1,783	$1,725	$2,735
Deferred share units	3,053	(1,830)	(720)
Phantom share entitlement plan	102	(54)	(449)
Performance share units	3,470	667	2,754
Restricted share units	2,751	755	2,199
Cash performance target	1,778	553	1,230

Share-based compensation expense	$12,937	$1,816	$7,749

(b)	Equity-Settled Share-Based Payments

	2021		2020
Years ended December 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning of period	4,057,142	$12.78	3,565,521	$14.67
Granted	654,847	7.85	839,478	5.51
Forfeited	(24,267)	9.25	(121,547)	15.20
Expired	(231,278)	20.75	(226,310)	14.33

Options outstanding, end of period	4,456,444	$11.66	4,057,142	$12.78

Options exercisable, end of period	2,445,230	$13.62	1,810,577	$14.73

1	No options were exercised for the years ended December 31, 2021 and 2020.
The Company granted 654,847 stock options for the year ended December 31, 2021 (December 31, 2020 – 839,478
). Using the Black-Scholes option pricing model, the weighted average fair value of stock options granted for the year ended December 31, 2021 was
$2.89
per option (December 31, 2020 -
$2.15).
The weighted average assumptions used in determinations of fair values are noted below:

Years ended December 31,	2021	2020
Expected life (years)	5.26	5.34
Expected volatility 1	44.4%	43.6%
Dividend yield	1.0%	1.4%
Risk-free rate	1.1%	0.5%
Estimated forfeiture rate	3.9%	3.6%

1	Expected volatility is based on the historical volatility of Enerflex over a five-year period, consistent with the expected life of the option.
The following table summarizes options outstanding and exercisable at December 31, 2021:

	Options Outstanding			Options Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$5.51 – $9.77	1,477,950	6.06	$6.53	167,895	5.62	$5.51
$9.78 – $14.75	1,677,399	2.61	12.85	1,194,130	1.79	12.65
$14.76 – $16.12	1,301,095	1.86	15.95	1,083,205	1.56	15.94

Total	4,456,444	3.53	$11.66	2,445,230	1.95	$13.62

(c)	Deferred Share Units
The Company offers a DSU plan for executives and
non-employee
directors, whereby they may elect on an annual basis to receive all or a portion of their annual bonus, or retainer and fees, respectively, in DSUs. In addition, the Board may grant discretionary DSUs to executives. A specified component of non-employee
directors’ compensation must be received in DSUs. A DSU is a notional unit that entitles the holder to receive payment, as described below, from the Company equal to the implied market value calculated as the number of DSUs multiplied by the weighted average price per share on the Toronto Stock Exchange (“TSX”) for the five trading days immediately preceding the grant.
Additional Enerflex DSUs will be credited on the regular dividend payment dates as all dividends are assumed to be reinvested.
DSUs may be granted to eligible participants on an annual basis and will vest upon being credited to the executive or non-employee
director’s account. Participants are not able to cash in their DSUs until they are no longer employed by or cease to be directors of Enerflex. The Company satisfies its payment obligation through cash payments to the participant.
DSUs represent an indexed liability of the Company relative to the Company’s share price. For the year ended December 31, 2021, the value of directors’ compensation and executive bonuses elected to be received in DSUs totalled $2.1 million (December 31, 2020 – $2.6 million).

	Number of DSUs	Weighted average grant date fair value per unit
DSUs outstanding, January 1, 2021	1,147,182	$11.01
Granted	247,317	8.33
In lieu of dividends	11,671	8.15

DSUs outstanding, December 31, 2021	1,406,170	$10.51

The carrying
 amount of the liability relating to DSUs at December 31, 2021 included in other long-term liabilities was $10.8 million (December 31, 2020 – $7.5 million).

(d)	Phantom Share Entitlement Plan
The Company utilizes a PSE plan for key employees of affiliates located in the UAE, for whom the Company’s Stock Option Plan would have negative personal taxation consequences.
The exercise price of each PSE equals the average of the market price of the Company’s shares on the TSX for the five days preceding the date of the grant. The PSEs vest at a rate of one-fifth
on each of the first five anniversaries of the date of the grant and expire on the seventh anniversary. The award entitlements for increases in the share trading value of the Company are to be paid to the recipient in cash upon exercise.
In 2021, the Board of Directors granted 24,715 PSEs (December 31, 2020 – 34,853
). The intrinsic value of the vested awards at December 31, 2021 was
$0.9 million (December 31, 2020 – nil).

	Number of PSEs	Weighted average grant date fair value per unit
PSEs outstanding, January 1, 2021	198,205	$12.69
Granted	24,715	7.85

PSEs outstanding, December 31, 2021	222,920	$12.15

The carrying amount of the liability relating to the PSEs as at December 31, 2021 included in current liabilities was $0.2 million (December 31, 2020 – $0.1 million) and in other long-term liabilities was $0.1 million (December 31, 2020 – less than $0.1 million).
(e)	Performance Share Units
The Company offers a PSU plan for executive officers of the Company. The PSU is a notional unit that entitles the holder to receive payment, as described below, from the Company equal to the number of vested PSUs multiplied by the weighted average price per share on the TSX during the last five trading days immediately preceding the grant. Vesting is based on the achievement of performance measures and objectives specified by the Board of Directors. The Board of Directors assesses performance to determine the vesting percentage, which can range from zero percent to 200 percent. Within 14 days after the determination of the vesting percentage, the holder will be paid for the vested PSUs either in cash or in shares of the Company acquired on the open market on behalf of the holder, at the discretion of the Company.
Additional Enerflex PSUs will be credited on the regular dividend payment dates as all dividends are assumed to be reinvested.
The Company paid $1.0 million for the year ended December 31, 2021 representing units vested in the year (December 31, 2020 – $0.5 million).

	Number of PSUs	Weighted average grant date fair value per unit
PSUs outstanding, January 1, 2021	982,835	$9.35
Granted	419,195	7.85
In lieu of dividends	10,423	8.18
Vested	(104,037)	7.36

PSUs outstanding, December 31, 2021	1,308,416	$9.02

The carrying amount of the liability relating to PSUs at December 31, 2021 included in current liabilities was $2.0 million
(December 31, 2020 –
$0.6
million) and in other long-term liabilities was
$2.6 million (December 31, 2020 – $1.5 million).

(f)	Restricted Share Units
The Company offers a RSU plan to executive officers and other key employees of the Company or its related entities. RSUs may be granted at the discretion of the Board of Directors. An RSU is a notional unit that entitles the holder to receive payment, as described below, from the Company equal to the number of vested RSUs multiplied by the weighted average price per share on the TSX during the last five trading days immediately preceding the vesting date. Unless otherwise determined by the Board, RSUs vest at a rate of one-third
on the first, second, and third anniversaries of the award date. Within 30 days of the vesting date, the holder will be paid for the vested RSUs. Executive officers receive payment in the form of Company shares acquired on the open market, and other key employees receive either cash or Company shares, at the discretion of the Company.
Additional Enerflex RSUs will be credited on the regular dividend payment dates as all dividends are assumed to be reinvested.
During
2021, the Board of Directors granted 472,819 RSUs to executive officers and other key employees of the Company (2020 – 680,200
)
. The Company paid $2.3 million for the year ended December 31, 2021 representing units vested in the year (December 31, 2020 – $0.8 million).

	Number of RSUs	Weighted average grant date fair value per unit
RSUs outstanding, January 1, 2021	782,517	$7.52
Granted	472,819	7.85
In lieu of dividends	8,021	8.15
Vested	(292,205)	7.79
Forfeited	(74,678)	7.37

RSUs outstanding, December 31, 2021	896,474	$7.62

The carrying amount of
the liability included in current liabilities relating to RSUs at December 31, 2021 was $
1.3
million (December 31, 2020 – $
0.9
million
).

(g)	Cash Performance Target Plan
The Company offers a CPT plan to certain
non-executive,
U.S.-based employees of the Company or its related entities. The plan is denominated in U.S. dollars and may be granted at the discretion of the Board of Directors. Although the liability associated with the CPT plan follows Enerflex’s share performance, no actual shares or securities are issued under the plan. The cash payment fluctuates based on the percentage of appreciation or depreciation in the share price over the life of the award, which is calculated using the last five days immediately preceding the vesting date. The cash grants are held for three years, and vest at a rate of one-third
on the first, second, and third anniversaries of the award date. Within 30 days of the vesting date, the holder will be paid for the vested cash grants, at the discretion of the Company.
During 2021, the Board of Directors distributed $2.2 million of CPT cash grants (2020 – $2.4 million). The Company paid
$1.5
million for the year ended December 31, 2021 representing units vested in the year (December 31, 2020 –

$0.5
million).
The weighted average grant fair value per unit was
$7.85 (December 31, 2020 – $5.51
),
using the average share price over the five days preceding the grant date.
The carrying amount of the liability included in current liabilities relating to CPT plan at December 31, 2021 was $0.8 million (December 31, 2020 – $0.5 million).

(h)	Employee Share Purchase Plan
The Company offers an employee share purchase plan whereby employees who meet the eligibility criteria can purchase shares by way of payroll deductions. There is a Company match of up to $1,000 per employee per annum based on contributions by the Company of $1 for every $3 contributed by the employee. Company contributions vest to the employee immediately. Company contributions are charged to selling and administrative expense when paid. This plan is administered by a third party.